UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: 59323
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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F0RM13F INFORMATION TABLE

                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     -------  -------  ------ ----  ---------  --------- -----  ------ -------
AMERICAN INTL GROUP INC        	COM 	026874107      18438	334150	 SH 	      SOLE 	   	   334150
AMERICAN SUPERCONDUCTOR CORP   	COM 	030111108      461	76957	 SH 	      SOLE 	   	   76957
ANALOG DEVICES INC             	COM 	032654105      13045	374652	 SH 	      SOLE 	   	   374652
AOL TIME WARNER INC            	COM 	00184A105      331	20600	 SH 	      SOLE 	   	   20600
AUTOMATIC DATA PROCESSING INC  	COM 	053015103      460	13600	 SH 	      SOLE 	   	   13600
BANK AMER CORP                 	COM 	060505104      245	3100	 SH 	      SOLE 	   	   3100
BRISTOL MYERS SQUIBB CO        	COM 	110122108      299	11000	 SH 	      SOLE 	   	   11000
CERAGON NETWORKS LTD           	COM 	M22013102      274	95549	 SH 	      SOLE 	   	   95549
CHEVRONTEXACO CORP             	COM 	166764100      264	3650	 SH 	      SOLE 	   	   3650
CINERGY CORP                   	COM 	172474108      410	11150	 SH 	      SOLE 	   	   11150
CISCO SYS INC                  	COM 	17275R102      5658	339000	 SH 	      SOLE 	   	   339000
CITIGROUP INC                  	COM 	172967101      906	21166	 SH 	      SOLE 	   	   21166
COCA COLA CO                   	COM 	191216100      227	4900	 SH 	      SOLE 	   	   4900
DISNEY WALT CO                 	COM 	254687106      271	13739	 SH 	      SOLE 	   	   13739
DU PONT E I DE NEMOURS + CO    	COM 	263534109      275	6600	 SH 	      SOLE 	   	   6600
EMERSON ELEC CO                	COM 	291011104      358	7000	 SH 	      SOLE 	   	   7000
EXPONENT INC                   	COM 	30214U102      547	35263	 SH 	      SOLE 	   	   35263
EXXON MOBIL CORP               	COM 	30231G102      531	14780	 SH 	      SOLE 	   	   14780
FAIRMARKET                     	COM 	305158107      206	123325	 SH 	      SOLE 	   	   123325
FEDERAL NATL MTG ASSN          	COM 	313586109      405	6000	 SH 	      SOLE 	   	   6000
FPL GROUP INC                  	COM 	302571104      695	10400	 SH 	      SOLE 	   	   10400
GANNETT INC                    	COM 	364730101      661	8600	 SH 	      SOLE 	   	   8600
GENERAL ELEC CO                	COM 	369604103      799	27850	 SH 	      SOLE 	   	   27850
GENERAL MLS INC                	COM 	370334104      247	5200	 SH 	      SOLE 	   	   5200
GILLETTE CO                    	COM 	375766102      363	11400	 SH 	      SOLE 	   	   11400
GOLDEN WEST FINL CORP DEL      	COM 	381317106      320	4000	 SH 	      SOLE 	   	   4000
HOME DEPOT INC                 	COM 	437076102      521	15730	 SH 	      SOLE 	   	   15730
INTEL CORP                     	COM 	458140100      591	28430	 SH 	      SOLE 	   	   28430
INTERNATIONAL BUSINESS MACHS   	COM 	459200101      730	8850	 SH 	      SOLE 	   	   8850
INTERNATIONAL PAPER CO         	COM 	460146103      243	6800	 SH 	      SOLE 	   	   6800
JOHNSON + JOHNSON              	COM 	478160104      616	11910	 SH 	      SOLE 	   	   11910
JUNIPER NETWORKS INC           	COM 	48203R104      2207	178382	 SH 	      SOLE 	   	   178382
KIMBERLY CLARK CORP            	COM 	494368103      216	4140	 SH 	      SOLE 	   	   4140
LUCENT TECHNOLOGIES INC        	COM 	549463107      304	149787	 SH 	      SOLE 	   	   149787
MARSH + MCLENNAN COS INC       	COM 	571748102      541	10600	 SH 	      SOLE 	   	   10600
MCKESSON CORP                  	COM 	58155Q103      393	11000	 SH 	      SOLE 	   	   11000
MICROSOFT CORP                 	COM 	594918104      671	26216	 SH 	      SOLE 	   	   26216
NORTHROP GRUMMAN CORP          	COM 	666807102      287	3325	 SH 	      SOLE 	   	   3325
OMNICOM GROUP                  	COM 	681919106      222	3100	 SH 	      SOLE 	   	   3100
PEPSICO INC                    	COM 	713448108      600	13475	 SH 	      SOLE 	   	   13475
PFIZER INC                     	COM 	717081103      317	9275	 SH 	      SOLE 	   	   9275
PROCTER + GAMBLE CO            	COM 	742718109      352	3950	 SH 	      SOLE 	   	   3950
SBC COMMUNICATIONS INC         	COM 	78387G103      355	13900	 SH 	      SOLE 	   	   13900
SCRIPPS E W CO OH              	COM 	811054204      204	2300	 SH 	      SOLE 	   	   2300
STATE STREET CORPORATION       	COM 	857477103      623	15820	 SH 	      SOLE 	   	   15820
TEXAS INSTRS INC               	COM 	882508104      189	10750	 SH 	      SOLE 	   	   10750
TEXTRON INC                    	COM 	883203101      312	8000	 SH 	      SOLE 	   	   8000
TULARIK INC                    	COM 	899165104      500	50260	 SH 	      SOLE 	   	   50260
WAL MART STORES INC            	COM 	931142103      335	6250	 SH 	      SOLE 	   	   6250
WYETH                          	COM 	983024100      681	14950	 SH 	      SOLE 	   	   14950
YAHOO INC                      	COM 	984332106      262	8000	 SH 	      SOLE 	   	   8000
3M CO                          	COM 	88579Y101      355	2750	 SH 	      SOLE 	   	   2750

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